Note 9 - Long-term Investments (Details Textual)		1 Months Ended						3 Months Ended		12 Months Ended
	Apr. 16, 2012 $ / shares	Apr. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	May 31, 2015 USD ($)	Dec. 31, 2012 USD ($) shares	Nov. 30, 2012 USD ($)	Sep. 30, 2008 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 TWD	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2015 EUR (€) shares	Jul. 31, 2013 USD ($)	Jul. 31, 2013 TWD	Jun. 30, 2010 USD ($) shares	Jun. 30, 2010 SDG shares	Jun. 30, 2010 TWD shares	Apr. 30, 2010 USD ($)	Jul. 31, 2008 USD ($)	Dec. 31, 2006 USD ($)	May 30, 2006 USD ($)	Nov. 30, 2005 USD ($) shares	Nov. 30, 2005 SGD shares	Jan. 31, 2005 USD ($)	Dec. 31, 2003 USD ($)
Sigurd Cayman [Member]
Cost Method Investments			$ 2,365,000							$ 2,365,000	$ 2,365,000
X-FAB [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			1.60%								1.60%			1.60%
Investment Owned, Balance, Shares | shares			530,000								530,000			530,000
Cost Method Investments			$ 4,968,000								$ 4,968,000			€ 4,982,000
Marketable Securities, Realized Gain (Loss)		$ 413,000
PVEF [Member]
Cost Method Investments			49,000							44,000	49,000
GEM [Member]
Cost Method Investments			78,000								78,000
EMC [Member]
Cost Method Investments			1,844,000							$ 1,844,000	1,844,000
Verticil [Member]
Cost-method Investments, Other than Temporary Impairment								$ 83,000	TWD 2,500,000
Cost Method Investments															$ 250,000	TWD 7,500,000
Marketable Securities, Realized Gain (Loss)											8,000	$ 436,000
Preferred Stock [Member] | Sigurd Cayman [Member]
Cost Method Investment, Purchase Price																				$ 1,500,000	$ 5,700,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										18.88%											19.54%
Cost-method Investments, Other than Temporary Impairment											$ 4,835,000
Investment Owned, Balance, Shares | shares										9,690,445
Preferred Stock [Member] | GEM [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			0.35%								0.35%			0.35%
Cost-method Investments, Other than Temporary Impairment													$ 422,000
Investment Owned, Balance, Shares | shares			333,334								333,334			333,334
Cost Method Investment Per Share | $ / shares	$ 0.235
Investment Percentage	58.40%
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments										$ 523,000
Preferred Stock [Member] | SiGen [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										0.06%
Cost Method Investments																											$ 0
Investment Owned, Balance, Principal Amount										$ 23,946
Equity Securities [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										5.00%
Equity Securities [Member] | PVEF [Member]
Cost Method Investment, Purchase Price																	$ 357,000	SDG 500,000						$ 585,000	SGD 1,000,000
Cost-method Investments, Other than Temporary Impairment			$ 118,000
Investment Owned, Balance, Shares | shares																	30	30	30					20	20
Cost Method Investments										$ 167,000
Investment Owned Value Per Unit | SGD																									SGD 50,000
Stock Redeemed or Called During Period, Value				$ 330,000
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments			$ 0								$ 0
Common Stock [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										18.41%
Common Stock [Member] | PVEF [Member]
Stock Redeemed or Called During Period, Value						$ 445,000
Common Stock [Member] | EMC [Member]
Cost Method Investment, Purchase Price																	$ 1,960,000		TWD 62,900,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										11.15%
Investment Owned, Balance, Shares | shares										3,474,854							3,468,000	3,468,000	3,468,000
Cost Method Investments										$ 1,844,000
Cost Method Investment Sale Of Shares | shares					200,000
Cost Method Investment Sale of Shares Value					$ 138,000
Common Stock [Member] | Sinomos [Member]
Cost Method Investment, Purchase Price																						$ 4,785,000	$ 3,288,000			$ 5,000,000
Cost-method Investments, Other than Temporary Impairment							$ 13,073,000
Investment Owned, Balance, Shares | shares										30,101,353
Write Off Outstanding Prepayments							$ 2,942,000